SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($)	Jan. 31, 2017	Apr. 30, 2016
Derivative liability	$ 48,062	$ 395,619
Level 1 [Member]
Derivative liability		395,619
Level 2 [Member]
Derivative liability
Level 3 [Member]
Derivative liability	$ 48,062	$ 395,619